SCHEDULE OF FAIR VALUE ASSUMPTIONS OF SHARE-BASED PAYMENTS (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Risk-free interest rate, minimum	0.23%
Risk-free interest rate, maximum	0.84%
Risk-free interest rate		1.46%
Exercise Price		$ 2.22		$ 0.40
Expected life of grants		5 years 7 months 20 days
Expected volatility of underlying stock, minimum	42.97%
Expected volatility of underlying stock, maximum	56.13%
Expected volatility of underlying stock		32.39%
Dividends	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Risk-free interest rate			0.14%	156.00%
Exercise Price	$ 3.36		$ 2.22
Expected life of grants	2 years 6 months		2 years 10 months 9 days	5 years
Expected volatility of underlying stock			32.39%	31.75%
Maximum [Member]
SEC Schedule, 12-18, Supplemental Information, Property-Casualty Insurance Underwriters [Line Items]
Risk-free interest rate			1.46%	1.84%
Exercise Price	$ 5.00		$ 6.50
Expected life of grants	6 years		6 years	6 years 6 months 10 days
Expected volatility of underlying stock			51.94%	32.89%